Offerings - Offering: 1	Oct. 21, 2025 USD ($)
Offering:
Fee Previously Paid	true
Rule 0-11	true
Transaction Valuation	$ 11,012,233.00
Amount of Registration Fee	$ 1,520.79
Offering Note	The transaction value is calculated as the estimated aggregate maximum purchase price for Shares. The fee of $1,520.79 was paid in connection with the filing of the Schedule TO-I by Onex Direct Lending BDC Fund (File No. 005-93864) on October 10, 2025. The amount of filing fee is calculated at $138.10 per $1,000,000 of the Transaction Valuation, pursuant to Rule 0-11 of the Securities Exchange Act of 1934, as amended, as modified by Fee Rate Advisory No. 1 for fiscal year 2026.